FAIR VALUE MEASUREMENTS: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value measurements
Trading securities	$ 49,378	$ 41,768
Fair value measured on a recurring basis | Estimated Fair Value
Fair value measurements
Cash and cash equivalents	63,862	78,612
Auction rate security	9,485	7,453
Available-for-sale securities excluding the auction rate security	84,568	57,835
Trading securities	49,378	41,768
Total assets measured at fair value	207,181	186,076
Fair value measured on a recurring basis | Estimated Fair Value | Foreign currency forward contracts
Fair value measurements
Derivative instruments, net		205
Fair value measured on a recurring basis | Estimated Fair Value | Commodity futures contracts, net
Fair value measurements
Derivative instruments, net	(112)	203
Fair value measured on a recurring basis | Level 1
Fair value measurements
Cash and cash equivalents	63,862	78,612
Trading securities	49,378	41,768
Total assets measured at fair value	113,128	120,583
Fair value measured on a recurring basis | Level 1 | Commodity futures contracts, net
Fair value measurements
Derivative instruments, net	(112)	203
Fair value measured on a recurring basis | Level 2
Fair value measurements
Available-for-sale securities excluding the auction rate security	84,568	57,835
Total assets measured at fair value	84,568	58,040
Fair value measured on a recurring basis | Level 2 | Foreign currency forward contracts
Fair value measurements
Derivative instruments, net		205
Fair value measured on a recurring basis | Level 3
Fair value measurements
Auction rate security	9,485	7,453
Total assets measured at fair value	$ 9,485	$ 7,453